Document and Entity Information	Nov. 19, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	Leo Holdings III Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	490 Foley Lane
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	406
Local Phone Number	361-3711
Entity Information, Former Legal or Registered Name	Leo Holdings III Corp
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840780
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	21 Grosvenor Pl
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1X 7HF
City Area Code	310
Local Phone Number	800-1000
Common Stock, par value of $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	LOCL WS
Security Exchange Name	NYSE